Financial Instruments	6 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS

NOTE 11 - FINANCIAL INSTRUMENTS:

A.	Fair value estimates of financial instruments (that are not presented at fair value)

The fair value of the loan from EIB as at June 30, 2023, based on citations of interest rates in the market (level 2 of fair value hierarchy), approximates USD 3,623 thousand. The book value of other financial balances constitutes a reasonable approximation of their fair value since the effect of capitalization is not material.

B.	Exchange rate of the US Dollar

The exchange rates of the USD and the changes therein during the reporting periods, are as follows:

	Six months ended June 30,
	2023	2022
	1 USD =

Exchange rate at June 30,	NIS 3.70	3.50 NIS

Increase during the period	5.1%	12.5%